Changes in Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Changes in Accounting Policies and Recent Accounting Pronouncements
Changes in accounting policies and recent accounting pronouncements

5. Changes in accounting policies and recent accounting pronouncements

The Company adopted Amendments to IAS 1 – Presentation of Financial Statements as of January 1, 2024 and assessed there was no material impact on Non-Current Liabilities with Covenants (Amendments to IAS 1).

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The following standards have been issued by the IASB:

-	Amendments to IFRS 9 and 7 – Classification and Measurement of Financial Instruments with mandatory application of the standard in annual reporting periods beginning on or after January 1, 2026.
-	IFRS 18 – Presentation and Disclosure in Financial Statements with mandatory application of the standard in annual reporting periods beginning on or after January 1, 2027.

These standards are being assessed for their impact on the Company in the current or future reporting periods.